Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation

Incentive Awards

Stock-based incentive awards are provided to directors and employees under the terms of our 2015 Equity Incentive Plan (the “Plan”) as administered by the Board. Awards available under the Plan principally include stock options, performance share units, restricted share units or any combination thereof. The maximum number of new shares that may be granted under the Plan is 11.5 million shares. To the extent any award is forfeited, expires, lapses, or is settled for cash, the award is available for reissue under the Plan. We utilize authorized and unissued shares to satisfy all shares issued under the Plan.

Stock Options

Stock options are awards that allow the employee to purchase shares of our stock at a fixed price. Stock options are granted under the Plan at an exercise price not less than the fair market value of a share on the date of grant. In 2018, stock options were granted solely to our Chief Executive Officer, which will vest in 2021 subject to certain performance and other criteria, and have a contractual term of approximately six years. No stock options were granted in 2020 or 2019.

Stock Awards

Stock awards are principally made in the form of performance share units (“PSUs”) and restricted share units (“RSUs”). PSUs are stock awards where the number of shares ultimately received by the employee depends on the Company’s performance against specified targets, which may include Adjusted EBITDA, Adjusted Net Debt and Total Shareholder Return (“TSR”) relative to the Russell Mid Cap Market Index. PSUs typically vest 50% over an approximate three-year period and 50% over an approximate four-year period (i.e. four years to vest both tranches). Dividend equivalents are not paid under the Plan. The fair value of each PSU is determined on the grant date or modification date, based on the Company’s stock price, adjusted for the exclusion of dividend equivalents, and assumes that performance targets will be achieved. Over the performance period, the number of shares of stock that will be issued is adjusted based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense is based on a comparison of the final performance metrics to the specified targets. In 2020, no PSUs were granted.

RSUs are stock awards granted to directors that entitle the holder to shares of common stock as the award vests, typically over a one-year period, and have a contractual term of 10 years. Dividend equivalents are not paid under the Plan. In 2020, RSUs were also granted to employees, which will vest in approximately one- and two-year vesting periods.

Stock Option Activity

A summary of our stock option activity and related information is as follows:

		Weighted-Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ thousands)
Outstanding at January 1, 2020	1,140,566	20.73
Granted	—	—
Exercised	—	—
Expired	(718,066)	20.29
Outstanding at December 31, 2020	422,500	21.49	2.19

At December 31, 2020:
Vested and expected to vest	250,000	15.53	1.37	352
Exercisable	250,000	15.53	1.37	352

No stock options were exercised in 2020 and 2019. The total intrinsic value of stock options exercised in 2018 was $6.0 million. There were no cash proceeds from stock options exercised in 2018.

Fair Value of Stock Options Granted

We estimate the fair value of stock options at the date of grant using a valuation model that incorporates key inputs and assumptions as detailed in the table below. The weighted-average grant date fair value of stock options granted during 2018 was $6.84 per share.

2018
Valuation model	Monte Carlo
Exercise price ($)	30.12
Expected option term (in years)	2.83
Expected volatility of the Company’s stock (%)	35.00
Risk-free interest rate (%)	2.73
Dividend yield (%)	2.66

The expected volatility assumes the historical volatility is indicative of future trends, which may not be the actual outcome. The expected option term is based on historical data and is not necessarily indicative of exercise patterns that may occur. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of our original estimates of fair value.
Stock Award Activity

A summary of our stock award activity and related information is as follows:

	PSUs	Weighted- Average Grant Date Fair Value ($)	RSUs	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2020	5,060,951	19.41	130,009	14.07
Granted	—	—	2,375,141	9.04
Vested	(474,399)	24.07	(136,161)	13.64
Forfeited	(1,229,586)	20.16	(2,606)	9.08
Nonvested at December 31, 2020	3,356,966	18.40	2,366,383	9.05

At December 31, 2020:
Unrecognized cost for nonvested awards ($ thousands)	1,052		17,827
Weighted-average future recognition period (in years)	0.27		1.93

The total vest-date fair value of PSUs vested was $2.7 million, $3.7 million, and $24.6 million in 2020, 2019, and 2018, respectively. The total vest-date fair value of RSUs vested was $1.2 million, $0.9 million, and $3.4 million for 2020, 2019, and 2018, respectively.

Fair Value of Stock Awards Granted

We estimated the fair value of PSUs at the date of grant using a Monte Carlo simulation valuation model, as the awards include a market condition. The market condition is based on the Company’s TSR relative to the Russell Midcap Market Index.

During 2020, 2019, and 2018, we estimated the fair value of RSUs at the date of grant based on our stock price. Details of the grants are as follows:

	2020	2019	2018
PSUs granted during the year	—	2,133,512	1,564,083
Weighted-average grant date fair value ($)	—	11.10	28.93

RSUs granted during the year	2,375,141	131,676	68,142
Weighted-average grant date fair value ($)	9.04	14.10	30.23

Modifications

2018

During the first quarter of 2018, we modified the measurement of a performance condition for the outstanding PSUs granted in 2015, as the original vesting conditions were not expected to be satisfied. The modification affected 301 employees and resulted in $13.2 million of compensation cost for the year ended December 31, 2018.

During the third quarter of 2018, we modified the measurement of a performance condition for the outstanding PSUs granted in 2016 and 2017, in order to better align the performance conditions with the PSUs granted in 2018. The modification affected 473 employees and resulted in $10.6 million of compensation cost for the year ended December 31, 2018.
Stock-Based Compensation Expense

Total compensation cost (recovery) for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ thousands)	2020	2019	2018
Cost of services	(1,137)	2,131	1,923
Cost of product sales	(282)	430	445
Selling, general and administrative	(4,162)	21,409	27,702
Research and development	(1,296)	2,544	3,016
Stock-based compensation expense before income taxes	(6,877)	26,514	33,086
Income tax (provision) benefit	(1,856)	6,119	7,562
Total stock-based compensation, net of tax	(5,021)	20,395	25,524

The current year recovery results from the reversal of prior year expense due to certain PSUs that are no longer forecasted to be achieved.